UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06240

Nuveen Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Select Quality Municipal Fund, Inc. (NQS)
January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 142.7% (99.4% of Total Investments)
	Alaska – 1.9% (1.3% of Total Investments)
$ 500	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	$ 532,855
	12/01/26 – FGIC Insured (UB)
6,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	6,260,400
	12/01/30 – NPFG Insured
2,000	Kenai Peninsula Borough, Alaska, General Obligation Bonds, Central Kenai Peninsula Hospital	8/13 at 100.00	A1	2,043,000
	Service Area, Series 2003, 5.000%, 8/01/23 – FGIC Insured
1,840	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Ba1	1,847,562
	Series 2006A, 4.625%, 6/01/23
10,340	Total Alaska			10,683,817
	Arizona – 3.7% (2.6% of Total Investments)
3,500	Arizona School Facilities Board, Certificates of Participation, Series 2003A, 5.000%, 9/01/13 –	No Opt. Call	A+	3,597,965
	NPFG Insured
2,300	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,573,838
	2008A, 5.000%, 7/01/33
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB	1,094,910
	Company, Series 2010A, 5.250%, 10/01/40
3,750	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	12/13 at 100.00	Aa2	3,886,388
	Revenue Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured
8,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	9,194,880
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
750	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/13 at 100.00	A2	756,645
	Healthcare, Series 2008A, 5.250%, 9/01/30
19,300	Total Arizona			21,104,626
	Arkansas – 0.5% (0.3% of Total Investments)
2,480	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Refunding Bonds, Series 1993,	No Opt. Call	A2	2,634,702
	7.375%, 8/01/15
	California – 13.4% (9.4% of Total Investments)
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	A	1,315,287
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	A	1,386,414
2,020	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	B–	1,975,661
	County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
1,500	California State, General Obligation Bonds, Various Purpose Series 2006, 4.500%, 10/01/29	10/16 at 100.00	A1	1,626,090
5,000	California State, General Obligation Bonds, Various Purpose Series 2012, 2.000%, 2/01/13	No Opt. Call	A1	5,000,000
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,749,284
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	A1	441,640
	Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,200	0.000%, 2/01/30 – FGIC Insured	2/15 at 45.69	Aa3	1,339,648
6,800	0.000%, 2/01/35 – FGIC Insured	2/15 at 34.85	Aa3	2,157,912
	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,
	Series 2003B:
8,100	0.000%, 8/01/24 – FGIC Insured	8/13 at 58.68	Aa1	4,728,132
11,430	0.000%, 8/01/27 – FGIC Insured	8/13 at 49.98	Aa1	5,674,995
7,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	7,868,980
	Revenue Bonds, Tender Option Bonds Trust 2040, 10.655%, 6/01/45 – FGIC Insured (IF)
4,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/16 at 102.00	AA–	5,041,035
	2008B, 5.125%, 8/01/37 – AGC Insured
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	Aa3	446,873
	Series 2001B, 0.000%, 8/01/31 – NPFG Insured
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	2,270,120
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
3,600	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	Aa3	1,668,960
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
2,500	Palm Springs Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 102.00	AA–	2,697,225
	Series 2006A, 5.000%, 8/01/31 – AGM Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	2,664,148
	6.750%, 11/01/39
1,365	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	1,070,024
	0.000%, 8/01/21 – NPFG Insured
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+	2,203,480
6,195	Peralta Community College District, Alameda County, California, General Obligation Bonds,	8/17 at 100.00	AA–	6,716,991
	Election of 2006, Series 2007B, 5.000%, 8/01/37 – AGM Insured
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	2,068,920
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside	No Opt. Call	A+	2,718,600
	County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+ (4)	3,536,782
	5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured
5,000	Santa Monica Community College District, Los Angeles County, California, General Obligation	8/15 at 58.09	Aa1	2,756,800
	Bonds, Series 2005C, 0.000%, 8/01/26 – NPFG Insured
2,460	Santee School District, County, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	AA–	916,473
	Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured
3,000	University of California, General Revenue Bonds, Series 2005F, 4.750%, 5/15/25 – AGM Insured	5/13 at 101.00	Aa1	3,060,210
3,000	Yuma Community College District, California, General Obligation Bonds, Series 2007B, 0.000%,	8/17 at 45.45	Aa2	1,097,730
	8/01/33 – AMBAC Insured
109,010	Total California			76,198,414
	Colorado – 6.3% (4.4% of Total Investments)
3,435	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA–	3,938,159
	Series 2009A, 5.500%, 7/01/34
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA–	1,293,566
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	5,474,750
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	1,550,130
	Association, Series 2007, 5.250%, 5/15/42
1,500	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	1,561,695
	Senior Lien Series 2006, 4.625%, 12/01/30 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	BBB	953,885
9,615	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	BBB	5,780,442
13,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/34 –	9/20 at 45.40	BBB	4,066,270
	NPFG Insured
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	N/R	4,724,250
	5.350%, 12/01/37 – RAAI Insured
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
2,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	3,036,850
3,115	6.000%, 1/15/34	7/20 at 100.00	Baa3	3,612,123
47,235	Total Colorado			35,992,120
	District of Columbia – 2.6% (1.8% of Total Investments)
	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2001:
1,960	6.250%, 5/15/24	5/13 at 100.00	A1	2,013,880
5,580	6.500%, 5/15/33	No Opt. Call	Baa1	6,575,528
5,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/19 – NPFG Insured	No Opt. Call	Aa2	6,367,950
12,540	Total District of Columbia			14,957,358
	Florida – 5.6% (3.9% of Total Investments)
2,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	No Opt. Call	AAA	2,032,160
	Series 2003D, 5.000%, 6/01/13
2,500	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2003D, 5.000%,	8/13 at 100.00	A1 (4)	2,558,300
	8/01/19 (Pre-refunded 8/01/13) – FGIC Insured
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	4,572,080
	5.000%, 10/01/28
4,260	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	Aa2	4,502,224
	11/01/30 – NPFG Insured
1,820	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2004B,	No Opt. Call	Aa3	1,833,832
	5.000%, 4/01/13 – NPFG Insured
9,250	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	9,613,155
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
2,685	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health	5/16 at 100.00	AA–	2,984,565
	System, Series 2006, 5.000%, 5/01/21 – NPFG Insured
2,500	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	No Opt. Call	AA	3,392,700
	South Florida, Tender Option Bond Trust 11151, 17.984%, 2/15/15 (IF)
29,015	Total Florida			31,489,016
	Georgia – 0.6% (0.4% of Total Investments)
3,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA–	3,486,630
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
	Illinois – 18.1% (12.6% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	1,604,123
	Revenues Series 2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
4,495	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	A+	2,771,797
3,025	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	A+	1,366,302
1,500	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	1,865,205
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
29,145	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/38 –	No Opt. Call	Aa3	8,865,326
	FGIC Insured
1,250	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	1,258,850
1,825	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A2	2,007,737
	Series 2005A, 5.250%, 1/01/26 – NPFG Insured
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding	7/13 at 100.00	Aa1 (4)	5,100,000
	Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13)
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,705,440
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA–	2,153,620
	8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	1,079,350
	5.500%, 2/01/40 – AMBAC Insured
2,875	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	3,205,683
	5.625%, 1/01/37
1,750	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007,	No Opt. Call	AA–	1,955,310
	5.000%, 3/15/26
1,925	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	2,128,184
10,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	11,204,200
	5.125%, 5/15/35
3,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	4,363,199
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,846,750
	2011C, 5.500%, 8/15/41
5,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	5,389,800
	Centers, Series 2008A, 5.500%, 8/15/30
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001,	2/13 at 100.00	Aa1	2,004,160
	5.950%, 2/20/36
4,605	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	4/13 at 100.00	BBB	4,615,684
	5.250%, 8/01/17 – AMBAC Insured
8,945	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 74.44	A1	6,290,035
	Obligation Bonds, Series 2005B, 0.000%, 1/01/21 – AGM Insured
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation	No Opt. Call	Aa2	6,524,010
	Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured
2,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,555,214
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,700	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AAA	4,728,592
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA	391,776
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	AAA	994,703
8,910	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2006, 5.000%,	4/16 at 100.00	Aa2	9,822,117
	4/01/27 – NPFG Insured
4,005	Will County Community Unit School District 201U, Crete-Monee, Will County, Illinois, General	No Opt. Call	A+	3,870,392
	Obligation Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/15 – FGIC Insured
131,640	Total Illinois			102,667,559
	Indiana – 2.8% (2.0% of Total Investments)
2,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	Baa2	2,112,000
	Series 2006, 5.250%, 8/01/36
1,290	Fairfield School Building Corporation, Elkhart County, Indiana, First Mortgage Bonds, Series	1/14 at 100.00	AA+ (4)	1,348,360
	2003, 5.000%, 7/15/20 (Pre-refunded 1/15/14) – FGIC Insured
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	3,052,693
	2011B, 5.000%, 10/01/41
2,805	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+	2,923,399
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	2,188,740
	Indiana, Series 2007, 5.500%, 3/01/37
2,225	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,406,026
	NPFG Insured
1,895	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series	7/15 at 100.00	AA+	2,048,609
	2005, 5.000%, 7/15/26 – AGM Insured
14,965	Total Indiana			16,079,827
	Iowa – 0.5% (0.4% of Total Investments)
3,100	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	3,011,216
	5.625%, 6/01/46
	Kansas – 1.7% (1.2% of Total Investments)
2,015	Johnson County Unified School District 233, Kansas, General Obligation Bonds, Refunding Series	No Opt. Call	AA	2,047,583
	2009C, 3.000%, 9/01/13
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23	3/14 at 100.00	AAA	3,984,541
	(Pre-refunded 3/01/14)
3,525	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	3,655,672
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
9,330	Total Kansas			9,687,796
	Kentucky – 1.2% (0.8% of Total Investments)
5,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	AA–	5,627,200
	System Obligated Group, Series 2011, 5.250%, 8/15/46
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,114,180
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
6,000	Total Kentucky			6,741,380
	Louisiana – 1.1% (0.8% of Total Investments)
5,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	5,299,500
	Series 2007A, 5.375%, 5/15/43
985	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/13 at 100.00	A1	1,004,690
	Series 2001B, 5.500%, 5/15/30
5,985	Total Louisiana			6,304,190
	Maine – 0.3% (0.2% of Total Investments)
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical
	Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	Baa3	1,228,160
210	6.750%, 7/01/41	7/21 at 100.00	Baa3	255,528
1,210	Total Maine			1,483,688
	Massachusetts – 2.8% (1.9% of Total Investments)
4,410	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	4,999,838
	Lien Series 2010B, 5.000%, 1/01/32
2,000	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	4/13 at 100.00	Baa2	2,002,160
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	556,605
	Series 2008E-1 &2, 5.125%, 7/01/38
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,567,743
	University Issue, Series 2009A, 5.750%, 7/01/39
200	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	219,682
	5.000%, 8/15/30
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
645	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa1 (4)	720,968
4,155	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa1 (4)	4,644,376
14,210	Total Massachusetts			15,711,372
	Michigan – 5.8% (4.0% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	2,142,362
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/32
3,500	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	3,564,785
	7/01/35 – NPFG Insured
7,745	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Remarketed Series	7/17 at 100.00	A+	8,577,200
	1998A, 5.250%, 7/01/21 – NPFG Insured
500	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Refunding Series 2005C,	7/15 at 100.00	A+	535,455
	5.000%, 7/01/18 – FGIC Insured
2,435	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,731,364
	7/01/36 – BHAC Insured
1,700	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	1,841,066
8,125	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	8,824,969
	10/15/29 – AMBAC Insured
2,000	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/21 –	10/16 at 100.00	Aa3	1,448,460
	FGIC Insured
3,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	Aa3	3,082,650
	5.000%, 10/15/29 – NPFG Insured
30,980	Total Michigan			32,748,311
	Minnesota – 0.9% (0.6% of Total Investments)
2,275	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/15 at 100.00	A	2,411,295
	Refunding Subordinate Lien Series 2005C, 5.000%, 1/01/31 – FGIC Insured
2,765	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, Refunding	No Opt. Call	Aa2	2,765,000
	Series 2005B, 5.000%, 2/01/13 – AGM Insured
5,040	Total Minnesota			5,176,295
	Mississippi – 0.5% (0.3% of Total Investments)
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,620,481
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 2.4% (1.7% of Total Investments)
1,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/13 at 100.00	AA–	1,624,815
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – AGM Insured
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	2,760,500
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
8,975	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 4.500%,	10/13 at 100.00	Aa1 (4)	9,247,750
	10/15/21 (Pre-refunded 10/15/13)
15,560	Total Missouri			13,633,065
	Nebraska – 1.2% (0.8% of Total Investments)
6,100	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	Aa3	6,519,863
	5.000%, 2/01/35 – AMBAC Insured
	Nevada – 2.0% (1.4% of Total Investments)
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	A	5,139,150
2,280	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	10/16 at 100.00	A	2,400,794
	5.000%, 10/01/25 – NPFG Insured
2,500	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust	7/17 at 100.00	AA+	3,776,800
	2634, 18.968%, 7/01/31 – BHAC Insured (IF) (5)
9,780	Total Nevada			11,316,744
	New Hampshire – 1.0% (0.7% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,642,550
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 3.8% (2.7% of Total Investments)
16,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 39.39	BBB+	5,600,984
	Care System, Refunding Series 2006B, 0.000%, 7/01/35
1,905	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	5/13 at 100.00	A+	1,908,467
	1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	8,171,000
	0.000%, 12/15/33 – AGM Insured
6,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	5,905,965
	Series 2007-1A, 5.000%, 6/01/41
45,245	Total New Jersey			21,586,416
	New York – 5.3% (3.7% of Total Investments)
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	Aa2	5,634,379
	College, Series 2007, 5.000%, 7/01/46
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,266,140
	2011A, 5.250%, 2/15/47
2,925	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A,	4/19 at 100.00	A	3,489,496
	5.500%, 4/01/24
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	A	3,002,575
	Series 2012F, 5.000%, 11/15/26
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	1,301,534
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	No Opt. Call	AAA	4,028,080
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2012A, 2.000%, 6/15/13
115	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 79, 5.300%, 4/01/29	3/13 at 100.00	Aa1	115,143
	(Alternative Minimum Tax)
10,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series	No Opt. Call	AA	10,039,800
	2012A, 2.500%, 4/01/13
27,795	Total New York			29,877,147
	North Carolina – 2.4% (1.7% of Total Investments)
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	3,193,500
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	5,854,150
	WakeMed, Series 2012A, 5.000%, 10/01/27
2,375	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health	11/16 at 100.00	AA+	2,599,841
	Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA–	2,186,292
	5.750%, 1/01/39 – AGC Insured
12,275	Total North Carolina			13,833,783
	North Dakota – 0.4% (0.3% of Total Investments)
1,875	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	2,040,206
	Group, Series 2012, 5.000%, 12/01/32
	Ohio – 7.1% (4.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,335	5.375%, 6/01/24	6/17 at 100.00	B–	3,154,577
1,180	5.125%, 6/01/24	6/17 at 100.00	B–	1,094,037
2,700	5.875%, 6/01/30	6/17 at 100.00	B	2,475,927
2,755	5.750%, 6/01/34	6/17 at 100.00	B	2,462,695
7,995	5.875%, 6/01/47	6/17 at 100.00	B	7,230,358
18,300	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	17,400,189
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	2,111,067
	2011A, 6.000%, 11/15/41
3,750	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health	1/17 at 100.00	A	4,154,850
	System Inc., Series 2007A, Trust 2812, 12.964%, 1/15/46 – AMBAC Insured (IF)
41,745	Total Ohio			40,083,700
	Oklahoma – 0.9% (0.6% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,107,570
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,894,375
	Center, Series 2008B, 5.250%, 8/15/38
2,235	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A	2,283,097
	5.000%, 2/15/24
4,910	Total Oklahoma			5,285,042
	Oregon – 0.9% (0.7% of Total Investments)
5,000	Oregon Department of Administrative Services, Certificates of Participation, Series 2010A,	No Opt. Call	AA	5,296,350
	5.000%, 5/01/14
	Pennsylvania – 3.9% (2.8% of Total Investments)
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/15 at 100.00	BBB+	1,037,890
	Refunding Series 2005A, 5.000%, 12/01/21 – RAAI Insured
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AA–	1,375,300
	AGM Insured
3,250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	3,347,045
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
8,550	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	8,576,676
	0.000%, 12/01/38
2,620	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001T, 5.500%, 12/01/13 –	No Opt. Call	Aa3	2,734,389
	FGIC Insured
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA	5,313,200
	6/01/33 – AGM Insured
21,670	Total Pennsylvania			22,384,500
	Puerto Rico – 4.8% (3.3% of Total Investments)
3,600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.000%, 7/01/28	7/18 at 100.00	BBB+	3,644,964
2,025	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AA–	2,058,210
	2002E, 5.500%, 7/01/13 – AGM Insured
2,135	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	No Opt. Call	BBB	2,323,392
	Bonds, Series 2002C, 5.750%, 7/01/22
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/17 at 100.00	BBB	810,752
	Bonds, Series 2002D, 5.450%, 7/01/31 – AMBAC Insured
2,200	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/17 at 100.00	Baa3 (4)	2,628,252
	Bonds, Series 2002D, 5.450%, 7/01/31 (Pre-refunded 7/01/17) – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
12,000	0.000%, 8/01/32	8/26 at 100.00	A+	12,352,680
1,000	6.000%, 8/01/42	8/19 at 100.00	A+	1,101,760
23,890	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,105,665
	8/01/54 – AMBAC Insured
47,650	Total Puerto Rico			27,025,675
	Rhode Island – 1.5% (1.0% of Total Investments)
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond
	Program, Series 2008, Trust 1177:
1,500	9.744%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,673,730
1,000	9.844%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,099,160
5,440	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	4/13 at 100.00	BBB+	5,494,346
	Series 2002A, 6.125%, 6/01/32
7,940	Total Rhode Island			8,267,236
	South Carolina – 4.1% (2.8% of Total Investments)
2,500	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2011A,	2/21 at 100.00	Aa1	2,873,400
	5.000%, 2/01/41
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA– (4)	2,604,150
	Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)
2,950	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	BBB (4)	3,169,038
	Series 2004A, 5.250%, 2/15/22 (Pre-refunded 8/15/14) – NPFG Insured
21,565	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	11,154,712
	0.000%, 1/01/30 – AMBAC Insured
3,285	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	AA–	3,344,229
	System, Series 2003A, 5.000%, 1/01/27 – AMBAC Insured
32,800	Total South Carolina			23,145,529
	South Dakota – 0.9% (0.6% of Total Investments)
2,830	Sioux Falls, South Dakota, Industrial Revenue Refunding Bonds, Great Plains Hotel Corporation,	10/14 at 100.00	AA+ (4)	3,128,905
	Series 1989, 8.500%, 11/01/16 (Pre-refunded 10/15/14) (Alternative Minimum Tax)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,822,293
	Hospitals, Series 2004A, 5.500%, 11/01/31
4,580	Total South Dakota			4,951,198
	Tennessee – 1.2% (0.8% of Total Investments)
3,125	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,672,594
	Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38
3,210	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/13 –	No Opt. Call	AA+	3,236,097
	AMBAC Insured
6,335	Total Tennessee			6,908,691
	Texas – 20.1% (14.0% of Total Investments)
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	844,836
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
1,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa2	1,136,880
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB–	1,169,270
4,080	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	4,153,685
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
3,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	3,283,020
	Schoolhouse Series 2005C, 5.000%, 2/15/30 (Pre-refunded 2/15/15)
2,720	Edinburg Consolidated Independent School District, Hidalgo County, Texas, General Obligation	2/15 at 100.00	AAA	2,927,781
	Bonds, Refunding Series 2005, 5.000%, 2/15/30
2,000	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 54.64	Aaa	1,015,500
	0.000%, 8/15/28
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	3,428,822
	NPFG Insured
1,000	Harris County, Texas, Toll Road Senior Lien Revenue Refunding Bonds, Series 2004A, 5.000%,	8/14 at 100.00	AA– (4)	1,072,070
	8/15/27 (Pre-refunded 8/15/14) – FGIC Insured
7,570	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	BBB	2,681,748
	0.000%, 11/15/31 – NPFG Insured
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2005, 5.000%,	11/15 at 100.00	AA	5,498,650
	11/15/35 – AGM Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	AA	1,982,988
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA–	2,442,358
6,785	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series 2012B, 2.000%, 5/15/13	No Opt. Call	A1	6,818,993
9,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A	10,868,388
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
5,000	Midland Independent School District, Midland County, Texas, General Obligation Bonds, School	2/17 at 100.00	AAA	5,673,000
	Building Series 2007, 5.000%, 2/15/32
7,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	7,843,710
	Series 2008I, 0.000%, 1/01/43
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/21 at 100.00	AA	2,385,020
	5.500%, 9/01/41
340	Panhandle Regional Housing Finance Corporation, Texas, GNMA Mortgage-Backed Securities Program	5/13 at 100.00	N/R	343,509
	Single Family Mortgage Revenue Bonds, Series 1991A, 7.500%, 5/01/24 (Alternative Minimum Tax)
6,310	Pasadena Independent School District, Harris County, Texas, General Obligation Bonds, Series	2/16 at 100.00	Aaa	7,041,266
	2006, 5.000%, 2/15/26
2,140	Pflugerville Independent School District, Travis County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	2,341,888
	Series 2005A, 5.000%, 2/15/30 (Pre-refunded 2/15/15)
2,210	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	A+	2,277,781
	Series 2004, 6.000%, 12/01/19
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	5,160,050
	Texas Health Resources Tender Option Bond Trust 1197, 9.345%, 5/15/39 (IF) (5)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,273,127
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
5,910	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	6,689,174
	2012, 5.000%, 12/15/23
2,500	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment Revenue Bonds,	7/14 at 100.00	AAA	2,663,950
	Series 2010B, 5.000%, 1/01/19
3,335	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust	No Opt. Call	Aaa	4,993,896
	3479, 13.394%, 2/01/17 (IF)
3,715	Texas Tech University, Revenue Bonds, Series 2006, 5.000%, 2/15/13 – AMBAC Insured	No Opt. Call	AA+	3,721,984
1,430	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	No Opt. Call	A–	1,581,280
	Refunding Series 2012A, 5.000%, 8/15/41
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/36	8/15 at 33.75	AAA	2,920,666
9,110	0.000%, 8/15/41	8/15 at 25.73	AAA	2,223,296
7,110	0.000%, 8/15/45	8/15 at 20.76	AAA	1,330,281
1,220	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities	4/13 at 100.00	B–	1,223,367
	Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (Alternative
	Minimum Tax)
2,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series	8/15 at 57.10	AAA	1,099,200
	2005, 0.000%, 8/15/26
136,420	Total Texas			114,111,434
	Utah – 0.6% (0.4% of Total Investments)
3,565	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AA– (4)	3,593,520
	5.000%, 4/01/24 (Pre-refunded 4/01/13) – AGM Insured
	Virginia – 2.7% (1.9% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,556,865
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
3,425	Fairfax County, Virginia, Public Improvement Bonds, Series 2003B, 4.750%, 6/01/23	6/13 at 100.00	AAA	3,477,368
	(Pre-refunded 6/01/13)
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A–	1,011,843
	System Obligated Group, Series 2013, 5.000%, 11/01/30
5,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Series	10/26 at 100.00	AA–	4,985,400
	2009C, 0.000%, 10/01/41 – AGC Insured
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
2,470	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	2,848,058
1,260	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,380,103
14,555	Total Virginia			15,259,637
	Washington – 2.2% (1.6% of Total Investments)
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	4,237,313
	Services Project, Series 2009, 5.500%, 6/01/39
3,475	Port of Seattle, Washington, General Obligation Bonds, Series 2004B, 5.000%, 11/01/19 – AGM	11/13 at 100.00	AAA	3,594,957
	Insured (Alternative Minimum Tax)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,257,500
	Research Center, Series 2009A, 6.000%, 1/01/33
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,577,900
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
11,725	Total Washington			12,667,670
	West Virginia – 1.3% (0.9% of Total Investments)
6,725	West Virginia University, University Revenue Improvement Bonds, West Virginia University	10/14 at 100.00	Aa3	7,143,968
	Projects, Series 2004C, 5.000%, 10/01/34 – FGIC Insured
	Wisconsin – 1.7% (1.2% of Total Investments)
2,890	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	3,049,817
	Series 2004, 6.100%, 5/01/34
2,140	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	2,174,925
	Services Inc., Series 2003A, 5.125%, 8/15/33
4,500	Wisconsin State, Petroleum Inspection Revenue Bonds, Refunding Series 2009-1, 5.000%, 7/01/13	No Opt. Call	AA	4,590,765
9,530	Total Wisconsin			9,815,507
$ 936,635	Total Municipal Bonds (cost $737,848,927)			809,168,229

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 39	Las Vegas Monorail Company, Senior Interest Bonds (6), (9)	5.500%	7/15/19	N/R	$ 28,155
12	Las Vegas Monorail Company, Senior Interest Bonds (6), (9)	1.000%	6/30/55	N/R	4,860
$ 51	Total Corporate Bonds (cost $ —)				33,015

Principal		Optional Call
Amount (000)	Description (1)		Provision (2)	Rating (3)	Value
	Short-Term Investments – 0.9% (0.6% of Total Investments)
	Texas – 0.9% (0.6% of Total Investments)
$ 5,000	Harris County, Texas, Tax Anticipation Notes, Series 2012, 1.500%, 2/28/13 (7)		No Opt. Call	SP-1+	$ 5,005,600
	Total Short-Term Investments (cost $5,004,976)				5,005,600
	Total Investments (cost $742,853,903) – 143.6%				814,206,844
	Floating Rate Obligations – (0.8)%				(4,650,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.5)% (8)				(252,500,000)
	Other Assets Less Liabilities – 1.7%				9,792,089
	Net Assets Applicable to Common Shares – 100%				$ 566,848,933

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$809,168,229	$ —	$809,168,229
Corporate Bonds	—	—	33,015	33,015
Short-Term Investments
Municipal Bonds	—	5,005,600	—	5,005,600
Total	$ —	$814,173,829	$33,015	$814,206,844

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $737,292,623.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$78,004,313
Depreciation	(5,740,051)
Net unrealized appreciation (depreciation) of investments	$72,264,262

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Investment has a maturity of more than a year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.0%.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013